CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net income	$ 1,560	$ 525	$ 1,264
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	319	266	317
Write-down (reverse of write down) for doubtful receivables	(66)	60
Write-down of inventories	45	41	25
Write-down of property, plant and equipment	113		117
Gain on disposal of property, plant and equipment	(50)
Changes in operating assets and liabilities:
Accounts receivable	1,246	858	(1,378)
Inventories	(580)	(834)	687
Prepaid expenses and other current assets	17	286	249
Accounts payable	(1,507)	1,040	(291)
Accrued expenses and other current liabilities	852	99	195
Income tax payable	439	(121)	103
Long-term deposits		4	(32)
Net cash provided by operating activities	2,388	2,224	1,256
Cash flows from investing activities:
Purchase of property, plant and equipment	(271)	(197)	(524)
Proceeds from disposal of property, plant and equipment	129		60
Net cash used in investing activities	(142)	(197)	(464)
Cash flows from financing activities:
Acquisition of additional interests in a subsidiary		(9)
Cash dividends paid	(1,031)	(1,126)	(1,364)
Net cash used in financing activities	(1,031)	(1,135)	(1,364)
Net (decrease) increase in cash and cash equivalents	1,215	892	(572)
Cash and cash equivalents at the beginning of year	10,028	9,140	9,727
Effect of exchange rate changes on cash and cash equivalents	24	(4)	(15)
Cash and cash equivalents at the end of year	11,267	10,028	9,140
Supplemental cash flow information:
Income taxes	$ 35	$ 350	$ 120